Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information [Abstract]
Corporate Information
1.
CORPORATE INFORMATION

Oculis Holding AG ("Oculis" or "the Company") is a stock corporation ("Aktiengesellschaft") with its registered office at Bahnhofstrasse 7, CH-6300, Zug, Switzerland. It was incorporated under the laws of Switzerland on October 31, 2022.

The Company controls six wholly-owned subsidiaries: Oculis Operations GmbH ("Oculis Operations") with its registered office in Lausanne, Switzerland, which was incorporated in Zug, Switzerland on December 27, 2022, Oculis ehf ("Oculis Iceland"), which was incorporated in Reykjavik, Iceland on October 28, 2003, Oculis France Sàrl ("Oculis France") which was incorporated in Paris, France on March 27, 2020, Oculis US, Inc. ("Oculis US") with its registered office in Newton MA, USA, which was incorporated in Delaware, USA, on May 26, 2020, Oculis HK, Limited ("Oculis HK") which was incorporated in Hong Kong, China on June 1, 2021 and Oculis Merger Sub II Company ("Merger Sub 2") which was incorporated in the Cayman Islands on January 3, 2023 and is pending dissolution which will be completed in April 2024. The Company and its wholly-owned subsidiaries form the Oculis Group (the "Group"). Prior to the Business Combination (as defined in Note 5), Oculis SA ("Legacy Oculis"), which was incorporated in Lausanne, Switzerland on December 11, 2017, and its wholly-owned subsidiaries Oculis Iceland, Oculis France, Oculis U.S. and Oculis HK formed the Oculis group. On July 6, 2023, Legacy Oculis merged with and into Oculis Operations, and the separate corporate existence of Legacy Oculis ceased. Oculis Operations is the surviving company and remains a wholly-owned subsidiary of Oculis.

The purpose of the Company is the research, study, development, manufacture, promotion, sale and marketing of pharmaceutical products and substances as well as the purchase, sale and exploitation of intellectual property rights, such as patents and licenses, in the field of ophthalmology. As a global biopharmaceutical company, Oculis is developing treatments to save sight and improve eye care with breakthrough innovations. The Company’s differentiated pipeline includes candidates for topical retinal treatments, topical biologics and disease modifying treatments.

The consolidated financial statements of Oculis as of and for the year ended December 31, 2023, were approved and authorized for issue by the Company's Board of Directors on March 15, 2024.